COMMITMENTS AND CONTINGENCIES	12 Months Ended
Nov. 30, 2014
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES	NOTE 6 - COMMITMENTS AND CONTINGENCIES Commitments: The Company currently has no long term commitments. Contingencies: None